COMMON STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
COMMON STOCK OPTIONS AND WARRANTS

NOTE 14 – COMMON STOCK OPTIONS AND WARRANTS

Options

2021

During the first quarter of 2021, the Company’s Board of Directors granted 20,000 new stock options with a strike price of $4.32 per share to its new VP of Product Innovation. These options were awarded as a one-time award as a hiring incentive and have a fair value of $52,758 as of January 4, 2021. The issuance of these options generated stock option compensation expense in that quarter in the amount of $7,685 and a balance of unamortized stock option compensation expense of $45,073, that is being expensed over the following 2.75 years.

During the second quarter of 2021, five former staff members and one contractor exercised 31,710 and forfeited 8,922 non-qualified stock options. These transactions were ultimately consummated in the third quarter. Accordingly, in the third quarter the Company recorded a charge of $63,860 for the remaining unvested option which was offset by a credit of $1,270 for an over accrual recorded in the second quarter related to the forfeited options.

During the third quarter of 2021, the shareholders approved the issuance of up to one million shares or share equivalents in the form of stock options for the purposes of share issuance for compensation to Board Members and grants to certain staff members for recruiting and retention. On July 14, 2021, the Company filed an S-8 registration statement in concert with the 2021 Equity Incentive Plan which was deemed effective on August 5, 2021. The plan covers a period of ten years.

2020

During the second quarter of 2020, 160,866 options were cancelled and re-issued to key staff-members, officers, and directors. Of those options granted, 100% vested immediately. The value of the re-issued options granted was $102,800. In addition, 149,424 new options were granted to key staff-members, officers and directors. Of those options granted, 50% vested on January 1, 2021 and the other 50% will vest on January 1, 2022. The value of the new options is $370,312.

During the third quarter of 2020, 100,000 options were issued to the Company’s new CEO as a hiring incentive. Of these options 50% will vest on September 1, 2021 and the other 50% will vest on September 1, 2022. The value of these options is $193,388. In addition, as a part of the severance agreement agreed with the former CEO, 50,358 unvested options were vested and the unamortized portion of those options were charged in the amount of $95,127.

During the fourth quarter of 2020, 40,000 options were granted to two new key employees. For 20,000 of those options, 50% of the options will vest on October 12, 2021 and the other 50% will vest on October 12, 2022. For the other 20,000 options, one-third will vest on November 23, 2021, the next third will vest on November 23, 2022 and the final third will vest on November 23, 2023. The value of these options is $91,574.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Granted	450,290	$5.06	4.4	—
Forfeited	(161,402)	$14.00	—	—
Outstanding at December 31, 2020	451,898	$5.06	4.4	7,200
Exercisable at December 31, 2020	212,832	$5.76	4.2	—

Outstanding at December 31, 2020	451,898	$5.06	4.2	—
Granted	20,000	$4.32	4.0	—
Exercised/Forfeited	(40,632)	$14.00	—	—
Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Exercisable at December 31, 2021	312,310	$5.25	3.4	—

The fair value of the incentive stock option grants for the years ended December 31, 2021 and 2020 were estimated using the following weighted- average assumptions:

	For the Years Ended December 31,
	2021	2020
Risk free interest rate	0.18%	0.18% - 0.26%
Expected term in years	3.50	2.50 - 3.50
Dividend yield	—	—
Volatility of common stock	91.6%	68.00% - 86.24%
Estimated annual forfeitures	—	—

Warrants

2021

During the second quarter of 2021, warrants representing 205,574 shares were exercised by seven holders. All the exercises were cashless exercises with exercise prices of $7.70 and stock prices ranging from $9.25 to $11.14 resulting in a total of 50,588 common shares. No new warrants were issued during the third and fourth quarter of 2021.

2020

During the first quarter of 2020, 67,500 warrants were issued as compensation in the form of bankers warrants in connection with the 2020 Offering for which no other warrants were issued. The warrants had a strike price of $9.00 and were locked up until the third quarter of 2020.

During the second quarter of 2020, 9,450 warrants previously issued as bankers warrants in the first quarter were cancelled and re-issued with no change in terms. In addition, 1,197 warrants previously issued, expired.

During the third quarter of 2020, 67,500 warrants issued in the first quarter became exercisable.

During the fourth quarter of 2020, 12,469 previously issued warrants were cancelled and re-issued with no change in terms as part of a settlement between certain shareholders.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Warrants expired, forfeited, cancelled or exercised	(23,116)
Warrants issued	89,419	$9.02	2.2	—
Outstanding at December 31, 2020	1,587,553	$8.62	2.0	—
Exercisable at December 31, 2020	1,587,553	$8.69	2.0	—

Outstanding at December 31, 2020	1,587,553	$8.62	2.0	—
Warrants expired, forfeited, cancelled or exercised	(232,517)
Warrants issued	21,430	$7.70	1.9	—
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Exercisable at December 31, 2021	1,376,466	$8.18	1.9	—